Income Taxes - Summary Gross Movement in Current Income Tax Asset / (Liability) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Current Tax Expense Income And Adjustments For Current Tax Of Prior Periods [Abstract]
Net current income tax asset / (liability) at the beginning	$ 748	$ 617	$ 282
Translation differences	(51)	(34)	(8)
Income tax paid	639	975	1,059
Current income tax expense	(814)	(817)	(709)
Income tax on other comprehensive income	(3)	1	(2)
Reclassified under assets held for sale (refer note no 2.10)		3	(5)
Reclassified from held for sale (Refer note 2.10)		2
Income tax benefit arising on exercise of stock options	1	1
Tax impact on buyback expenses	1	1
Additions through business combination	(6)	(1)
Net current income tax asset / (liability) at the end	$ 515	$ 748	$ 617